Debt - Future minimum repayments (Details)	Jun. 30, 2020 USD ($)
Debt
2020	$ 9,350,618	[1]
2021	21,906,236
2022	32,278,344
2023	17,281,236
2024	132,983,688
Total long-term debt	$ 213,800,122

[1]	Six-month period ending December 31, 2020